Registration No. 033-08054

File No. 811-04803

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 57	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 58	☒

Oppenheimer Rochester® Short Duration High Yield Municipal Fund

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of February, 2019.

Oppenheimer Rochester® Short Duration High Yield Municipal Fund on behalf of its series Oppenheimer Rochester Short Duration High Yield Municipal Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Joel W. Motley* Joel W. Motley	Chairman of the Board of Trustees	February 12, 2019

Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	February 12, 2019

Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	February 12, 2019

Beth Ann Brown* Beth Ann Brown	Trustee	February 12, 2019

Edmund P. Giambastiani, Jr.* Edmund P. Giambastiani, Jr.	Trustee	February 12, 2019

Elizabeth Krentzman* Elizabeth Krentzman	Trustee	February 12, 2019

Mary F. Miller* Mary F. Miller	Trustee	February 12, 2019

Joanne Pace* Joanne Pace	Trustee	February 12, 2019

Daniel S. Vandivort* Daniel S. Vandivort	Trustee	February 12, 2019

Brian F. Wruble* Brian F. Wruble	Trustee	February 12, 2019

*By: /s/ Taylor V. Edwards Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document